INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2014
INCOME TAXES
Schedule of deferred tax assets

	December 31, 2013	December 31, 2012	March 31, 2014	March 31, 2013
Deferred tax assets:
Net operating loss carry-forward	$1,737,000	$462,000	$2,226,000	$860,000
Valuation allowance	(1,737,000)	(462,000)	(2,226,000)	(860,000)
Total deferred tax assets	$—	$—	$—	$—

Schedule of expiration of net operating loss carryforwards

2032	$460,000
2033	$1,267,000
2034	486,000

Total	$2,213,000